General and administrative expenses (Tables)	3 Months Ended
Jun. 30, 2018
General And Administrative Expenses [Line Items]
Disclosure Of General And Administrative Expense Explanatory

Note 6 General and administrative expenses

	For the quarter ended			Year-to-date
CHF million	30.6.18	31.3.18	30.6.17	30.6.18	30.6.17
Occupancy	221	219	217	441	438
Rent and maintenance of IT and other equipment	148	150	135	299	279
Communication and market data services	154	152	148	306	304
Administration	71	135	102	207	201
of which: UK bank levy[1]	(45)	0	(46)	(45)	(71)
Marketing and public relations	84	80	93	164	186
Travel and entertainment	112	93	110	204	197
Professional fees	237	231	276	468	532
Outsourcing of IT and other services	347	340	362	687	745
Litigation, regulatory and similar matters[2]	131	(11)	9	120	42
Other	10	34	35	44	69
Total general and administrative expenses	1,516	1,424	1,488	2,940	2,994
1 The credits presented for the periods shown are related to prior years. 2 Reflects the net increase / (decrease) in provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 15 for more information. Also includes recoveries from third parties (second quarter of 2018: CHF 10 million; first quarter of 2018: CHF 17 million; second quarter of 2017: CHF 1 million).